RESTRICTED CASH Restricted Cash (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Margin calls on interest rate swaps	$ 5.2	$ 0.0
Debt instrument, covenant compliance, cash required to be maintained	48.5	40.3
Ship Finance International Limited [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
cash surplus required for vessel leasing agreements, covenant compliance	$ 28.0	$ 28.0